Prepayments and other current assets, net - Schedule of prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets, net
Value Added Tax ("VAT") recoverable	¥ 28,597		¥ 38,974
Prepaid service fees and selling expenses	7,842		9,000
Prepayments to suppliers	2,700		4,054
Deferred charges	1,321		452
Deposits for rental	11,669		13,216
Interest receivable	446,528		95,204
Receivable from financial institution	1,511		35,241
Others	20,027		20,893
Prepayments and other current assets	520,195		217,034
Less: allowance for credit losses	(11,760)		(18,102)	¥ (154)
Prepayments and other current assets, net	¥ 508,435	$ 71,612	¥ 198,932